Note 24 - Share-based Payments - Deferred Shares (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred stock units of Grant One [member]
Statement Line Items [Line Items]
Shares outstanding at January 1st	16,300,000	19,260,000	19,056,000
New shares during the period	426,000	794,000	7,329,000
Shares granted during the period	(3,429,000)	(2,874,000)	(6,118,000)
Shares forfeited during the period	(989,000)	(880,000)	(1,007,000)
Shares outstanding at ended year	12,308,000	16,300,000	19,260,000
Restricted shares [member]
Statement Line Items [Line Items]
Shares outstanding at January 1st
New shares during the period	13,055,000
Shares granted during the period	(296,000)
Shares forfeited during the period	(103,000)
Shares outstanding at ended year	12,656,000